Note 11 - Other Comprehensive Income (Loss) - Summary of Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flow hedges, before tax	$ 13,121	$ 1,212
Cash flow hedges, tax	(3,169)	(292)
Cash flow hedges	9,952	920
Other comprehensive income (loss), before tax	13,121	1,212
Other comprehensive income (loss), tax	(3,169)	(292)
Other Comprehensive Income (Loss)	$ 9,952	$ 920